Disclosure of detailed information about outstanding RSUs (Details) - Restricted Stock Units [Member]	12 Months Ended
Aug. 31, 2019 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs outstanding, Opening balance	145,200
RSUs outstanding, Granted	879,635
RSUs outstanding, Exercised	(182,473)
RSUs outstanding, Ending balance	842,362